Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2024 PHP (₱)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 23
Consolidated tax benefits, MCIT	23
Consolidated unrecognized deferred income tax assets, MCIT	(2)
Consolidated recognized deferred income tax assets, MCIT	21
NOLCO	2,319
Consolidated tax benefits, NOLCO	580
Consolidated unrecognized deferred income tax assets, NOLCO	(314)
Consolidated recognized deferred income tax assets, NOLCO	₱ 266
December 31, 2021 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
NOLCO	₱ 53
December 31, 2022 expiring 2025 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2025
NOLCO	₱ 687
December 30, 2023 expiring December 31, 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
MCIT	₱ 1
NOLCO	₱ 1,113
December 31, 2024 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
MCIT	₱ 22
NOLCO	466
December 31, 2023 Net [ Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
NOLCO	₱ 2,319